Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Summary of RSUs activity under the Share Incentive Plan
The following table summarizes the Company’s RSUs activity under the Plans:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$ per share)	(Years)
Unvested, December 31, 2022	2,678,000	8.8740	1.90
Granted	6,114,000	8.9809
Vested	(2,255,250)	7.8054
Forfeited	(9,000)	3.8500
Unvested, December 31, 2023	6,527,750	9.3503	3.12
Granted	2,305,100	7.1700
Vested	(2,460,000)	9.4054
Forfeited	(4,000)	2.3500
Unvested, December 31, 2024	6,368,850	8.5449	2.09
Granted	2,030,000	8.1417
Vested	(2,292,025)	8.2877
Forfeited	(25,000)	—

Unvested, December 31, 2025	6,081,825	8.2322	2.14

Expected to vest as of December 31, 2025	6,081,825

Summary Of Share option Activity
The following table summarizes the Company’s share options activity under the 2015 Plan:

	Number of share options	Weighted average grant date fair value	Weighted average exercise price
		(US$ per share)	(US$ per share)
Outstanding as of January 1 2023, 2024 and 2025	53,737	2.2624	5.8853

Vested as of December 31, 2023, 2024 and 2025	53,737	2.2624	5.8853

Exercisable as of December 31, 2025	53,737	2.2624	5.8853

Summary of Share-based Compensation Expenses Relating to RSUs Recognized
Total share-based compensation expenses relating to RSUs and share options granted to employees recognized for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cost of revenues	—	—	416	59
Sales and marketing expenses	18,958	65,597	45,537	6,512
General and administrative expenses	79,327	134,984	154,838	22,142
Research and development expenses	53,200	72,543	45,367	6,487

	151,485	273,124	246,158	35,200

Share Incentive Plan 2023 [Member]
Summary Of Share option Activity
The following table summarizes the Company’s share options activity under the 2023 Plan:

	Number of options	Weighted average grant date fair value	Weighted average exercise price
		(US$ per share)	(US$ per share)
Unvested, December 31, 2023	—	—	—
Granted	5,519,320	5.1312	0.0001
Vested	(2,413,570)	5.1487	0.0001
Forfeited	(34,500)	4.7675	0.0001
Unvested, December 31, 2024	3,071,250	5.0436	0.0001
Granted	2,370,000	7.2700	0.0001
Vested	(1,299,150)	5.5448	0.0001
Forfeited	(216,500)	5.5364	0.0001

Unvested, December 31, 2025	3,925,600	6.1375	0.0001

Expected to vest as of December 31, 2025	3,925,600

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Group calculated the estimated fair value of the share options under the 2023 Plan on the grant date using the Black-Scholes valuation model. Assumptions used to determine the fair value of the share options granted under the 2023 Plan are summarized in the following table:

	For the year ended December 31,
	2024		2025
	Batch 1	Batch 2	Batch 3
Term in years	9.9	9.3	9.7
Volatility	78.00%	74.30%	79.70%
Discount rate	4.20%	3.70%	4.40%
Fair value per ordinary share (US$ per share)	4.77	7.17	7.27